Summary of Significant Accounting Policies - Goodwill (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($) segment reportingUnit
Accounting Policies [Abstract]
Number of operating segments | segment	1
Number of reporting units | reportingUnit	1
Goodwill impairment loss | $	$ 0